Investment Strategy - American Century Asset Allocation Portfolio	Dec. 01, 2025
ONE CHOICE IN RETIREMENT PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice In Retirement Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		45.0%
U.S. Equity	30.9%
International Equity	13.1%
Real Estate	1.0%
Fixed-Income Securities (Bond Funds)		44.6%
Short-Term Investments (Short-Term Funds)		10.4%
The neutral mix of One Choice In Retirement Portfolio is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.
Strategy Portfolio Concentration [Text]	One Choice In Retirement Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE 2030 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice 2030 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		49.0%
U.S. Equity	33.1%
International Equity	14.8%
Real Estate	1.1%
Fixed-Income Securities (Bond Funds)		43.1%
Short-Term Investments (Short-Term Funds)		7.9%
The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 44.6% bond funds and 10.4% short-term funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice 2030 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE 2035 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice 2035 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		54.0%
U.S. Equity	35.7%
International Equity	16.9%
Real Estate	1.4%
Fixed-Income Securities (Bond Funds)		40.9%
Short-Term Investments (Short-Term Funds)		5.1%
The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 44.6% bond funds and 10.4% short-term funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice 2035 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE 2040 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice 2040 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		60.0%
U.S. Equity	39.1%
International Equity	19.3%
Real Estate	1.6%
Fixed-Income Securities (Bond Funds)		37.3%
Short-Term Investments (Short-Term Funds)		2.7%
The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 44.6% bond funds and 10.4% short-term funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice 2040 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE 2045 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice 2045 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		66.3%
U.S. Equity	42.6%
International Equity	21.7%
Real Estate	2.0%
Fixed-Income Securities (Bond Funds)		32.8%
Short-Term Investments (Short-Term Funds)		0.9%
The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 44.6% bond funds and 10.4% short-term funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice 2045 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE 2050 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice 2050 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		72.5%
U.S. Equity	46.4%
International Equity	23.9%
Real Estate	2.2%
Fixed-Income Securities (Bond Funds)		27.0%
Short-Term Investments (Short-Term Funds)		0.5%
The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 44.6% bond funds and 10.4% short-term funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice 2050 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE 2055 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice 2055 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		78.8%
U.S. Equity	50.5%
International Equity	25.9%
Real Estate	2.4%
Fixed-Income Securities (Bond Funds)		20.8%
Short-Term Investments (Short-Term Funds)		0.4%
The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 44.6% bond funds and 10.4% short-term funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice 2055 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE 2060 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice 2060 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		82.0%
U.S. Equity	52.5%
International Equity	27.0%
Real Estate	2.5%
Fixed-Income Securities (Bond Funds)		17.6%
Short-Term Investments (Short-Term Funds)		0.4%
The target date in the fund name (2060) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 44.6% bond funds and 10.4% short-term funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice 2060 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE 2065 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice 2065 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		84.5%
U.S. Equity	54.1%
International Equity	27.8%
Real Estate	2.6%
Fixed-Income Securities (Bond Funds)		15.2%
Short-Term Investments (Short-Term Funds)		0.3%
The target date in the fund name (2065) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 44.6% bond funds and 10.4% short-term funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice 2065 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE 2070 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice 2070 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		85.0%
U.S. Equity	54.4%
International Equity	28.0%
Real Estate	2.6%
Fixed-Income Securities (Bond Funds)		14.7%
Short-Term Investments (Short-Term Funds)		0.3%
The target date in the fund name (2070) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. By the time the fund reaches its target date, the neutral mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 44.6% bond funds and 10.4% short-term funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice 2070 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ In Retirement Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		40.0%
U.S. Equity	27.6%
International Equity	11.4%
Real Estate	1.0%
Fixed-Income Securities (Bond Funds)		51.0%
Short-Term Investments (Short-Term Funds)		9.0%
The neutral mix of One Choice In Retirement Portfolio is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ In Retirement Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ 2025 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2025 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		45.0%
U.S. Equity	30.5%
International Equity	13.3%
Real Estate	1.2%
Fixed-Income Securities (Bond Funds)		48.2%
Short-Term Investments (Short-Term Funds)		6.8%
The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2025 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ 2030 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2030 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		53.3%
U.S. Equity	35.4%
International Equity	16.4%
Real Estate	1.5%
Fixed-Income Securities (Bond Funds)		42.6%
Short-Term Investments (Short-Term Funds)		4.1%
The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2030 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ 2035 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2035 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		62.0%
U.S. Equity	40.5%
International Equity	19.7%
Real Estate	1.8%
Fixed-Income Securities (Bond Funds)		35.4%
Short-Term Investments (Short-Term Funds)		2.6%
The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2035 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ 2040 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2040 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		70.8%
U.S. Equity	45.2%
International Equity	23.5%
Real Estate	2.1%
Fixed-Income Securities (Bond Funds)		27.7%
Short-Term Investments (Short-Term Funds)		1.5%
The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2040 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ 2045 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2045 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		78.5%
U.S. Equity	50.0%
International Equity	26.1%
Real Estate	2.4%
Fixed-Income Securities (Bond Funds)		20.4%
Short-Term Investments (Short-Term Funds)		1.1%
The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2045 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ 2050 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2050 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		86.0%
U.S. Equity	54.7%
International Equity	28.7%
Real Estate	2.6%
Fixed-Income Securities (Bond Funds)		13.3%
Short-Term Investments (Short-Term Funds)		0.7%
The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2050 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ 2055 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2055 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		93.5%
U.S. Equity	59.5%
International Equity	31.2%
Real Estate	2.8%
Fixed-Income Securities (Bond Funds)		6.2%
Short-Term Investments (Short-Term Funds)		0.3%
The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2055 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ 2060 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2060 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		95.0%
U.S. Equity	60.5%
International Equity	31.6%
Real Estate	2.9%
Fixed-Income Securities (Bond Funds)		4.8%
Short-Term Investments (Short-Term Funds)		0.2%
The target date in the fund name (2060) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2060 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE BLEND+ 2065 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2065 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		95.0%
U.S. Equity	60.5%
International Equity	31.6%
Real Estate	2.9%
Fixed-Income Securities (Bond Funds)		4.8%
Short-Term Investments (Short-Term Funds)		0.2%
The target date in the fund name (2065) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2065 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE+ 2070 PORTFOLIO
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Blend+ 2070 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes as of the date of this prospectus.

Equity Securities (Stock Funds)		95.0%
U.S. Equity	60.5%
International Equity	31.6%
Real Estate	2.9%
Fixed-Income Securities (Bond Funds)		4.8%
Short-Term Investments (Short-Term Funds)		0.2%
The target date in the fund name (2070) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 51% bond funds and 9% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Strategy Portfolio Concentration [Text]	One Choice Blend+ 2070 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles.
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Portfolio: Very Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and short-term investments, but maintains a portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term as of the date of this prospectus.

Equity Securities (Stock Funds)		25.0%
U.S. Equity	20.5%
International Equity	3.5%
Real Estate	1.0%
Fixed-Income Securities (Bond Funds)		59.5%
Short-Term Investments (Short-Term Funds)		15.5%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Short-Term Investments (Short-Term Funds)
Operating Ranges	20-30%	52-72%	3-25%

Strategy Portfolio Concentration [Text]	One Choice Portfolio: Very Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and short-term investments, but maintains a portion of the fund’s assets in equity securities.
ONE CHOICE PORTFOLIO: CONSERVATIVE
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Portfolio: Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and short-term investments, but maintains a sizeable portion of the fund’s assets in equity securities.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term as of the date of this prospectus.

Equity Securities (Stock Funds)		45.0%
U.S. Equity	32.0%
International Equity	11.3%
Real Estate	1.7%
Fixed-Income Securities (Bond Funds)		47.3%
Short-Term Investments (Short-Term Funds)		7.7%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Short-Term Investments (Short-Term Funds)
Operating Ranges	39-51%	38-55%	2-20%

Strategy Portfolio Concentration [Text]	One Choice Portfolio: Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in fixed-income securities and short-term investments, but maintains a sizeable portion of the fund’s assets in equity securities.
ONE CHOICE PORTFOLIO: MODERATE
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Portfolio: Moderate is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a sizeable portion of the fund’s assets in fixed-income securities and short-term investments.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term as of the date of this prospectus.

Equity Securities (Stock Funds)		64.0%
U.S. Equity	41.2%
International Equity	20.3%
Real Estate	2.5%
Fixed-Income Securities (Bond Funds)		31.3%
Short-Term Investments (Short-Term Funds)		4.7%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Short-Term Investments (Short-Term Funds)
Operating Ranges	53-73%	21-41%	0-15%

Strategy Portfolio Concentration [Text]	One Choice Portfolio: Moderate is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a sizeable portion of the fund’s assets in fixed-income securities and short-term investments.
ONE CHOICE PORTFOLIO: AGGRESSIVE
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Portfolio: Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a portion of the fund’s assets in fixed-income securities and short-term investments.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term as of the date of this prospectus.

Equity Securities (Stock Funds)		82.0%
U.S. Equity	52.0%
International Equity	26.8%
Real Estate	3.2%
Fixed-Income Securities (Bond Funds)		17.5%
Short-Term Investments (Short-Term Funds)		0.5%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Short-Term Investments (Short-Term Funds)
Operating Ranges	60-90%	10-30%	0-15%

Strategy Portfolio Concentration [Text]	One Choice Portfolio: Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy emphasizes investments in equity securities, but maintains a portion of the fund’s assets in fixed-income securities and short-term investments.
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
One Choice Portfolio: Very Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy generally invests in equity securities. However, if the portfolio managers believe it is prudent, the fund may invest a portion of its assets in fixed-income securities and short-term investments.
The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term as of the date of this prospectus.

Equity Securities (Stock Funds)		100.0%
U.S. Equity	61.5%
International Equity	34.5%
Real Estate	4.0%
Fixed-Income Securities (Bond Funds)		0.0%
Short-Term Investments (Short-Term Funds)		0.0%
The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Short-Term Investments (Short-Term Funds)
Operating Ranges	75-100%	0-10%	0-15%

Strategy Portfolio Concentration [Text]	One Choice Portfolio: Very Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation strategy generally invests in equity securities. However, if the portfolio managers believe it is prudent, the fund may invest a portion of its assets in fixed-income securities and short-term investments.